Reporting entity	12 Months Ended
Mar. 31, 2025
Description Of Business [Abstract]
Disclosure Of Nature Of Business Explanatory
1. Reporting entity

Dr. Reddy’s Laboratories Limited (the “parent company”), together with its subsidiaries (collectively, the “Company”), joint ventures and associates is a leading India-based pharmaceutical company headquartered and having its registered office in Hyderabad, Telangana, India. The Company offers a portfolio of products and services including active pharmaceutical ingredients (“APIs”), generics, branded generics, biosimilars, over the counter (“OTC”) products and pharmaceutical services.

The Company’s
principal research and development facilities are located in the states of Telangana and Andhra Pradesh in India, Cambridge in the United Kingdom; its principal manufacturing facilities are located in the states of Telangana, Andhra Pradesh and Himachal Pradesh in India, Cuernavaca-Cuautla in Mexico and Mirfield in the United Kingdom; and its principal markets are in India, Russia, and Germany. The Company’s shares trade on the Bombay Stock Exchange, the National Stock Exchange, the NSE IFSC Limited in India and on the New York Stock Exchange in the United States.